Income Tax Benefits (Expense) - Schedule of Provision for Income Taxes (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Current:
Total Current	$ 43,766	$ 5,623	$ 9	$ 14,234
Deferred:
Total Deferred	224,583	28,855	926,494	(908,713)
Income tax (benefits) expense	268,349	34,478	926,503	(894,479)
Hong Kong [Member]
Current:
Total Current
Deferred:
Total Deferred	(9,712)	(1,248)	907,664	(908,713)
PRC [Member]
Current:
Total Current	43,766	5,623	9	14,234
Deferred:
Total Deferred	$ 234,295	$ 30,103	$ 18,830